LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Provisions for Unearned Premiums - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions for unearned premiums
Gross provision at 1 January	£ 358	£ 404
Change in the year	1,422
Change in provision for unearned premiums charged to income statement	(16)	(46)
Gross provision at 31 December	342	358
Reinsurers’ share	(13)	(13)
Net provision at 31 December	329	345
Increase [Member]
Provisions for unearned premiums
Change in the year	681	724
Release [Member]
Provisions for unearned premiums
Change in the year	£ (697)	£ (770)